Intangible Assets - Additional Information (Detail) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) TradeName	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) TradeName	Jul. 10, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Indefinite-lived intangible assets trade names	$ 21.7		$ 21.2
Number of trade names | TradeName	4		3
Amortization of Intangible Assets	$ 13.7	$ 2.8	$ 23.3	$ 5.9	$ 10.0	$ 7.3